13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.4%
	AEROSPACE & DEFENSE - 2.5%
128,149	Mercury Systems, Inc.(a)	$ 3,458,742

	ASSET MANAGEMENT - 4.4%
183,050	Janus Henderson Group plc	6,170,616

	AUTOMOTIVE - 4.7%
60,980	Autoliv, Inc.	6,524,250

	BIOTECH & PHARMA - 5.7%
1	Amarin Corp plc - ADR(a)	1
352,030	Exelixis, Inc.(a)	7,910,114
		7,910,115
	COMMERCIAL SUPPORT SERVICES - 4.8%
540,700	Vestis Corporation	6,612,761

	CONSTRUCTION MATERIALS - 5.4%
297,637	MDU Resources Group, Inc.	7,470,689

	E-COMMERCE DISCRETIONARY - 4.9%
115,151	Etsy, Inc.(a)	6,791,606

	ELECTRIC UTILITIES - 4.1%
961,436	Algonquin Power & Utilities Corporation	5,634,015

	FOOD - 2.7%
102,971	TreeHouse Foods, Inc.(a)	3,772,857

	GAS & WATER UTILITIES - 6.5%
128,709	Southwest Gas Holdings, Inc.	9,058,539

	HEALTH CARE FACILITIES & SERVICES - 0.0%(b)
1	Fortrea Holdings, Inc.(a)	23

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	INTERNET MEDIA & SERVICES - 3.2%
145,003	Match Group, Inc.(a)	$ 4,405,191

	LEISURE FACILITIES & SERVICES - 0.0%(b)
1	Bloomin' Brands, Inc.	19
1	Penn Entertainment, Inc.(a)	20
		39
	PUBLISHING & BROADCASTING - 4.5%
500,532	Pearson plc - ADR	6,246,639

	RETAIL - DISCRETIONARY - 9.0%
29,581	Asbury Automotive Group, Inc.(a)	6,740,622
146,054	Bath & Body Works, Inc.	5,703,409
		12,444,031
	SEMICONDUCTORS - 4.7%
125,133	Azenta, Inc.(a)	6,584,498

	SOFTWARE - 10.1%
101,901	Envestnet, Inc.(a)	6,377,984
135,348	Twilio, Inc., Class A(a)	7,689,120
		14,067,104
	TECHNOLOGY SERVICES - 7.4%
52,106	Insight Enterprises, Inc.(a)	10,335,746

	TELECOMMUNICATIONS - 7.3%
389,414	Frontier Communications Parent, Inc.(a)	10,194,859

	TRANSPORTATION & LOGISTICS - 4.5%
53,010	Canadian National Railway Company	6,262,071

	TOTAL COMMON STOCKS (Cost $116,834,972)	133,944,391

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
ESCROW SHARES — 0.0%(b)
TO BE CLASSIFIED - 0.0% (b)
81,753	Pershing Square Sparc Holdings Ltd (a)(c)(d)	$ –
327,017	Pershing Square Tontine Holdings Ltd (a)(c)(d)	–
	TOTAL ESCROW SHARES (Cost $0)	–

SHORT-TERM INVESTMENT — 3.5%
MONEY MARKET FUND - 3.5%
4,794,440	First American Government Obligations Fund, Class X, 5.23% (Cost $4,794,440)(e)	4,794,440

	TOTAL INVESTMENTS - 99.9% (Cost $121,629,412)	$ 138,738,831
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	125,267
	NET ASSETS - 100.0%	$ 138,864,098

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security. The total fair value of the security as of June 30, 2024, was $0, representing 0% of net assets.
(d)	Valued using observable inputs and fair valued by the adviser. Security is Level 3.
(e)	Rate disclosed is the seven day effective yield as of June 30, 2024.